Disposal of assets and other transactions (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Inventories	$ 31	$ 21
Property, plant and equipment	370	3,587
Others	1
Total	402	3,608
Finance debt	134	133
Provision for decommissioning costs	290	1,332
Total	424	$ 1,465
Refining Transportation And Marketing Segment [Member]
IfrsStatementLineItems [Line Items]
Inventories	31
Property, plant and equipment	23
Others	1
Total	55
Exploration And Production Segment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	347
Total	347
Provision for decommissioning costs	290
Total	290
Corporate And Other Business [Member]
IfrsStatementLineItems [Line Items]
Finance debt	134
Total	$ 134